Expense Example - VIPValuePortfolio-InvestorPRO - VIPValuePortfolio-InvestorPRO - VIP Value Portfolio - VIP Value Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847